Annual Fund Operating Expenses (Invesco V.I. Capital Appreciation Fund, Series I shares, Invesco V.I. Capital Appreciation Fund)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Appreciation Fund | Series I shares, Invesco V.I. Capital Appreciation Fund
Annual Fund Operating Expenses
Management Fees	0.62%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.91% [1]

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least April 30, 2012, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily net assets. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the number reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2012.